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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ March 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.7%
ADVERTISING—0.8%
CBS Outdoor Americas, Inc.*	12,300	$359,775
Choicestream, Inc.*(L3)	23,166	18,533
Lamar Advertising Co., Cl. A*	67,100	3,421,429
		3,799,737
AEROSPACE & DEFENSE—3.2%
Honeywell International, Inc.	94,400	8,756,544
Precision Castparts Corp.	10,400	2,628,704
The Boeing Co.	33,300	4,178,817
		15,564,065
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	22,400	2,181,312

AIRLINES—0.8%
Copa Holdings SA, Cl. A	13,600	1,974,584
Delta Air Lines, Inc.	60,300	2,089,395
		4,063,979
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Michael Kors Holdings Ltd.*	17,500	1,632,225
PVH Corp.	29,700	3,705,669
Ralph Lauren Corp.	15,600	2,510,508
		7,848,402
APPAREL RETAIL—0.2%
L Brands, Inc.	20,000	1,135,400

APPLICATION SOFTWARE—1.8%
King Digital Entertainment, PLC.*	32,800	596,632
Salesforce.com, Inc.*	99,700	5,691,873
SAP AG#	31,700	2,577,527
		8,866,032
AUTO PARTS & EQUIPMENT—2.7%
BorgWarner, Inc.	2,600	159,822
Delphi Automotive PLC.	73,500	4,987,710
Johnson Controls, Inc.	119,800	5,668,936
WABCO Holdings, Inc.*	19,538	2,062,431
		12,878,899
AUTOMOBILE MANUFACTURERS—0.5%
General Motors Co.	67,700	2,330,234

BIOTECHNOLOGY—5.4%
Amgen, Inc.	35,400	4,366,236
Biogen Idec, Inc.*	15,900	4,863,333
Gilead Sciences, Inc.*	155,700	11,032,902
Pharmacyclics, Inc.*	38,900	3,898,558
Vertex Pharmaceuticals, Inc.*	27,003	1,909,652
		26,070,681
BROADCASTING—1.0%
CBS Corp., Cl. B	76,100	4,702,980

CABLE & SATELLITE—2.1%
Comcast Corporation, Cl. A	110,300	5,517,206
DISH Network Corp.*	37,200	2,314,212
Time Warner Cable, Inc.	17,100	2,345,778
		10,177,196

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CASINOS & GAMING—1.3%
Las Vegas Sands Corp.	63,900	$5,161,842
Wynn Resorts Ltd.	5,100	1,132,965
		6,294,807
COMMUNICATIONS EQUIPMENT—2.0%
F5 Networks, Inc.*	27,100	2,889,673
QUALCOMM, Inc.	85,700	6,758,302
		9,647,975
CONSTRUCTION & ENGINEERING—0.7%
Chicago Bridge & Iron Co., NV	11,500	1,002,225
Quanta Services, Inc.*	64,300	2,372,670
		3,374,895
CONSTRUCTION MATERIALS—0.7%
Eagle Materials, Inc.	38,900	3,448,874

CONSUMER FINANCE—1.3%
American Express Co.	28,700	2,583,861
Discover Financial Services	64,300	3,741,617
		6,325,478
DATA PROCESSING & OUTSOURCED SERVICES—2.6%
Alliance Data Systems Corp.*	8,300	2,261,335
Visa, Inc., Cl. A	46,500	10,037,490
		12,298,825
DIVERSIFIED BANKS—0.9%
JPMorgan Chase & Co.	72,300	4,389,333

DIVERSIFIED CHEMICALS—0.9%
Eastman Chemical Co.	30,100	2,594,921
The Dow Chemical Co.	33,600	1,632,624
		4,227,545
DRUG RETAIL—2.8%
CVS Caremark Corp.	160,600	12,022,516
Walgreen Co.	22,200	1,465,866
		13,488,382
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp., PLC.	36,820	2,765,919

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	30,900	2,282,274

HEALTH CARE EQUIPMENT—2.5%
Covidien PLC.	72,200	5,318,252
Insulet Corp.*	39,200	1,858,864
St. Jude Medical, Inc.	56,001	3,661,905
Zimmer Holdings, Inc.	12,200	1,153,876
		11,992,897
HEALTH CARE FACILITIES—1.6%
HCA Holdings, Inc.*	133,200	6,993,000
Universal Health Services, Inc., Cl. B	8,000	656,560
		7,649,560
HEALTH CARE SERVICES—0.8%
Express Scripts, Inc.*	53,700	4,032,333

HOME IMPROVEMENT RETAIL—2.5%
Lowe’s Companies, Inc.	39,500	1,931,550

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME IMPROVEMENT RETAIL—(CONT.)
The Home Depot, Inc.	130,100	$10,294,813
		12,226,363
HOTELS RESORTS & CRUISE LINES—0.5%
Ctrip.com International Ltd.#*	4,900	247,058
Extended Stay America, Inc.	20,100	457,677
Hilton Worldwide Holdings, Inc.*	75,000	1,668,000
		2,372,735
HOUSEHOLD PRODUCTS—0.4%
The Procter & Gamble Co.	23,900	1,926,340

HOUSEWARES & SPECIALTIES—0.6%
Jarden Corp.*	45,500	2,722,265

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Robert Half International, Inc.	56,900	2,386,955

INDUSTRIAL CONGLOMERATES—0.8%
Danaher Corp.	48,200	3,615,000

INDUSTRIAL MACHINERY—0.6%
Ingersoll-Rand PLC.	50,300	2,879,172

INTEGRATED TELECOMMUNICATION SERVICES—1.4%
Verizon Communications, Inc.	140,600	6,688,342

INTERNET RETAIL—3.0%
Amazon.com, Inc.*	30,070	10,119,156
The Priceline Group, Inc.*	3,700	4,409,993
		14,529,149
INTERNET SOFTWARE & SERVICES—10.2%
eBay, Inc.*	131,900	7,286,156
Facebook, Inc.*	196,497	11,836,979
Google, Inc., Cl. A*	18,600	20,729,886
LinkedIn Corp.*	6,300	1,165,122
Sina Corp.*	12,100	730,961
Vistaprint NV*	61,800	3,041,796
Yahoo! Inc.*	115,500	4,146,450
		48,937,350
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	277,400	8,646,558

IT CONSULTING & OTHER SERVICES—0.5%
International Business Machines Corp.	11,300	2,175,137

LIFE & HEALTH INSURANCE—0.3%
Lincoln National Corp.	29,100	1,474,497

LIFE SCIENCES TOOLS & SERVICES—1.2%
Thermo Fisher Scientific, Inc.	48,300	5,807,592

MANAGED HEALTH CARE—0.8%
Aetna, Inc.	48,300	3,621,051

MOVIES & ENTERTAINMENT—0.5%
Viacom, Inc., Cl. B	28,900	2,456,211

MULTI-LINE INSURANCE—0.1%
American International Group, Inc.	11,600	580,116

OIL & GAS EQUIPMENT & SERVICES—2.2%
Halliburton Company	42,734	2,516,605
National Oilwell Varco, Inc.	37,900	2,951,273

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EQUIPMENT & SERVICES—(CONT.)
Weatherford International Ltd.*	280,765	$4,874,081
		10,341,959
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Anadarko Petroleum Corp.	48,800	4,136,288
Cabot Oil & Gas Corp.	122,500	4,150,300
Pioneer Natural Resources Co.	13,100	2,451,534
		10,738,122
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
Citigroup, Inc.	35,300	1,680,280

PHARMACEUTICALS—4.6%
AbbVie, Inc.	64,800	3,330,720
Actavis PLC.*	23,600	4,858,060
Eli Lilly & Co.	71,500	4,208,490
Merck & Co., Inc.	65,600	3,724,112
Valeant Pharmaceuticals International, Inc.*	26,300	3,467,129
Zoetis, Inc.	82,400	2,384,656
		21,973,167
REGIONAL BANKS—0.6%
Regions Financial Corp.	252,400	2,804,164

RESTAURANTS—1.9%
Chipotle Mexican Grill, Inc.*	1,700	965,685
McDonald’s Corp.	30,300	2,970,309
Starbucks Corp.	58,200	4,270,716
Yum! Brands, Inc.	14,200	1,070,538
		9,277,248
SECURITY & ALARM SERVICES—1.1%
Tyco International Ltd.	123,800	5,249,120

SEMICONDUCTOR EQUIPMENT—0.7%
ASML Holding NV#	5,212	486,592
Lam Research Corp.*	51,900	2,854,500
		3,341,092
SEMICONDUCTORS—3.3%
Avago Technologies Ltd.	36,600	2,357,406
Micron Technology, Inc.*	129,600	3,066,336
NXP Semiconductor NV*	179,300	10,544,633
		15,968,375
SOFT DRINKS—1.8%
Monster Beverage Corp.*	19,100	1,326,495
PepsiCo, Inc.	85,100	7,105,850
		8,432,345
SPECIALIZED FINANCE—0.3%
IntercontinentalExchange Group, Inc.	6,200	1,226,546

SPECIALTY CHEMICALS—2.2%
Rockwood Holdings, Inc.	97,750	7,272,600
The Sherwin-Williams Co.	16,300	3,213,219
		10,485,819
SYSTEMS SOFTWARE—0.6%
Microsoft Corp.	76,100	3,119,339

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.	43,200	23,187,168

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(CONT.)
NCR Corp.*	122,400	$4,473,720
Western Digital Corp.	24,900	2,286,318
		29,947,206
TOBACCO—0.8%
Lorillard, Inc.	33,800	1,827,904
Philip Morris International, Inc.	22,900	1,874,823
		3,702,727
TRADING COMPANIES & DISTRIBUTORS—0.5%
HD Supply Holdings, Inc.*	31,800	831,570
United Rentals, Inc.*	14,000	1,329,160
		2,160,730
WIRELESS TELECOMMUNICATION SERVICES—0.9%
SoftBank Corp.	57,550	4,349,499

TOTAL COMMON STOCKS (Cost $390,301,258)		459,680,585

PREFERRED STOCKS—0.2%
ADVERTISING—0.1%
Choicestream, Inc.*(L3)	199,768	159,814

PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L2)	20,889	676,595

TOTAL PREFERRED STOCKS (Cost $829,772)		836,409

MASTER LIMITED PARTNERSHIP—1.4%
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Blackstone Group LP.	113,200	3,763,900
The Carlyle Group LP.	84,300	2,962,302
		6,726,202
TOTAL MASTER LIMITED PARTNERSHIP (Cost $5,276,165)		6,726,202

Total Investments (Cost $396,407,195)(a)	97.3%	467,243,196
Other Assets in Excess of Liabilities	2.7%	12,724,911
NET ASSETS	100.0%	$479,968,107

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $396,906,378, amounted to $70,336,818 which consisted of aggregate gross unrealized appreciation of $73,751,367 and aggregate gross unrealized depreciation of $3,414,549.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ March 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.9%
ADVERTISING—0.0%
Choicestream, Inc.*(L3)	15,490	$12,392

AEROSPACE & DEFENSE—3.8%
Precision Castparts Corp.	15,750	3,980,970
The Boeing Co.	61,050	7,661,164
		11,642,134
AIRLINES—0.8%
Delta Air Lines, Inc.	69,051	2,392,617

APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Kate Spade & Co.*	61,825	2,293,089
Lululemon Athletica, Inc.*	32,300	1,698,657
Quiksilver, Inc.*	142,100	1,067,171
		5,058,917
APPLICATION SOFTWARE—1.3%
King Digital Entertainment, PLC.*	21,000	381,990
Salesforce.com, Inc.*	25,600	1,461,504
Workday, Inc.*	22,075	2,018,317
		3,861,811
AUTO PARTS & EQUIPMENT—1.0%
BorgWarner, Inc.	51,000	3,134,970

AUTOMOBILE MANUFACTURERS—1.3%
Tesla Motors, Inc.*	19,700	4,106,465

BIOTECHNOLOGY—8.2%
Alexion Pharmaceuticals, Inc.*	20,365	3,098,127
Amgen, Inc.	21,500	2,651,810
Biogen Idec, Inc.*	15,450	4,725,692
BioMarin Pharmaceutical, Inc.*	34,325	2,341,308
Gilead Sciences, Inc.*	132,875	9,415,523
Pharmacyclics, Inc.*	30,245	3,031,154
		25,263,614
BROADCASTING—0.9%
CBS Corp., Cl. B	47,100	2,910,780

BUILDING PRODUCTS—0.8%
Lennox International, Inc.	27,175	2,470,479

CABLE & SATELLITE—2.5%
Comcast Corporation, Cl. A	152,325	7,619,296

CASINOS & GAMING—1.4%
Las Vegas Sands Corp.	32,700	2,641,506
MGM Resorts International*	61,355	1,586,640
		4,228,146
COMMUNICATIONS EQUIPMENT—2.7%
QUALCOMM, Inc.	106,150	8,370,989

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Cummins, Inc.	18,050	2,689,270

CONSTRUCTION MATERIALS—0.5%
Eagle Materials, Inc.	17,275	1,531,602

CONSUMER FINANCE—1.7%
American Express Co.	42,100	3,790,263
Discover Financial Services	26,500	1,542,035
		5,332,298

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Alliance Data Systems Corp.*	6,400	$1,743,680
MasterCard, Inc., Cl. A	39,500	2,950,650
Visa, Inc., Cl. A	28,150	6,076,459
		10,770,789
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	26,200	1,590,602

FOOD RETAIL—0.8%
The Kroger Co.	54,000	2,357,100

GENERAL MERCHANDISE STORES—0.2%
Dollar General Corp.*	13,250	735,110

HEALTH CARE EQUIPMENT—0.6%
St. Jude Medical, Inc.	30,100	1,968,239

HEALTH CARE FACILITIES—2.5%
HCA Holdings, Inc.*	127,000	6,667,500
Tenet Healthcare Corporation*	25,200	1,078,812
		7,746,312
HEALTH CARE TECHNOLOGY—1.0%
athenahealth, Inc.*	10,850	1,738,604
HMS Holdings Corp.*	69,400	1,322,070
		3,060,674
HOME IMPROVEMENT RETAIL—0.7%
The Home Depot, Inc.	29,075	2,300,705

HOMEBUILDING—0.5%
Lennar Corp., Cl. A	38,350	1,519,427

HOTELS RESORTS & CRUISE LINES—0.5%
Hilton Worldwide Holdings, Inc.*	68,475	1,522,884

INDUSTRIAL CONGLOMERATES—1.4%
Danaher Corp.	56,450	4,233,750

INDUSTRIAL MACHINERY—1.8%
Donaldson Co., Inc.	36,900	1,564,560
Pall Corp.	45,900	4,106,673
		5,671,233
INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Verizon Communications, Inc.	79,300	3,772,301

INTERNET RETAIL—4.2%
Amazon.com, Inc.*	22,150	7,453,918
NetFlix, Inc.*	2,800	985,684
The Priceline Group, Inc.*	1,500	1,787,835
TripAdvisor, Inc.*	28,800	2,608,992
		12,836,429
INTERNET SOFTWARE & SERVICES—10.7%
Cornerstone OnDemand, Inc.*	65,674	3,143,814
Demandware, Inc.*	36,600	2,344,596
Facebook, Inc.*	113,950	6,864,348
Google, Inc., Cl. A*	10,825	12,064,571
OpenTable, Inc.*	19,725	1,517,444
Trulia, Inc.*	75,600	2,509,920
Yahoo! Inc.*	126,894	4,555,495
		33,000,188

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	45,800	$2,317,938

LIFE & HEALTH INSURANCE—0.6%
Lincoln National Corp.	35,250	1,786,118

LIFE SCIENCES TOOLS & SERVICES—0.8%
Charles River Laboratories International, Inc.*	41,736	2,518,350

MANAGED HEALTH CARE—2.0%
Aetna, Inc.	41,000	3,073,770
Cigna Corp.	38,200	3,198,486
		6,272,256
MOTORCYCLE MANUFACTURERS—0.7%
Harley-Davidson, Inc.	34,525	2,299,710

MOVIES & ENTERTAINMENT—0.9%
Lions Gate Entertainment Corp.	74,200	1,983,366
Twenty-First Century Fox, Inc.	23,300	744,901
		2,728,267
MULTI-LINE INSURANCE—0.4%
American International Group, Inc.	24,850	1,242,748

OIL & GAS EQUIPMENT & SERVICES—1.7%
Halliburton Company	51,130	3,011,046
National Oilwell Varco, Inc.	30,300	2,359,461
		5,370,507
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Cabot Oil & Gas Corp.	90,050	3,050,894
Denbury Resources, Inc.	98,300	1,612,120
Pioneer Natural Resources Co.	12,100	2,264,394
Whiting Petroleum Corp.*	43,500	3,018,465
		9,945,873
PACKAGED FOODS & MEATS—1.0%
Hain Celestial Group, Inc.*	25,100	2,295,897
Keurig Green Mountain, Inc.	6,900	728,571
		3,024,468
PHARMACEUTICALS—3.4%
AbbVie, Inc.	71,400	3,669,960
Actavis PLC.*	14,560	2,997,176
Jazz Pharmaceuticals PLC.*	17,100	2,371,428
Perrigo Co., PLC.	9,600	1,484,736
		10,523,300
REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	25,235	2,990,348

RESTAURANTS—1.7%
Chipotle Mexican Grill, Inc.*	5,300	3,010,665
Starbucks Corp.	32,100	2,355,498
		5,366,163
SEMICONDUCTOR EQUIPMENT—1.5%
Lam Research Corp.*	55,700	3,063,500
SunEdison, Inc.*	76,500	1,441,260
		4,504,760
SEMICONDUCTORS—3.1%
Altera Corp.	43,030	1,559,407
Avago Technologies Ltd.	42,600	2,743,866

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Micron Technology, Inc.*	80,285	$1,899,543
NXP Semiconductor NV*	58,000	3,410,980
		9,613,796
SOFT DRINKS—2.0%
Monster Beverage Corp.*	42,950	2,982,878
PepsiCo, Inc.	37,600	3,139,600
		6,122,478
SPECIALIZED FINANCE—0.4%
IntercontinentalExchange Group, Inc.	6,675	1,320,515

SPECIALTY CHEMICALS—1.9%
Rockwood Holdings, Inc.	39,600	2,946,240
The Sherwin-Williams Co.	15,600	3,075,228
		6,021,468
SYSTEMS SOFTWARE—0.7%
ServiceNow, Inc.*	34,500	2,067,240

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.8%
Apple, Inc.	32,650	17,524,561
Stratasys Ltd.*	28,000	2,970,520
Western Digital Corp.	38,240	3,511,197
		24,006,278
TOBACCO—0.8%
Lorillard, Inc.	45,550	2,463,344

TRADING COMPANIES & DISTRIBUTORS—1.0%
United Rentals, Inc.*	31,501	2,990,705

TOTAL COMMON STOCKS (Cost $275,825,169)		299,208,153

PREFERRED STOCKS—0.2%
ADVERTISING—0.1%
Choicestream, Inc.*(L3)	133,576	106,861

PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L2)	13,642	441,864

TOTAL PREFERRED STOCKS (Cost $544,287)		548,725

MASTER LIMITED PARTNERSHIP—2.4%
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
Blackstone Group LP.	156,525	5,204,456

INVESTMENT BANKING & BROKERAGE—0.7%
Apollo Global Management LLC.	71,113	2,261,394

TOTAL MASTER LIMITED PARTNERSHIP (Cost $6,271,890)		7,465,850

Total Investments (Cost $282,641,346)(a)	99.5%	307,222,728
Other Assets in Excess of Liabilities	0.5%	1,591,375
NET ASSETS	100.0%	$308,814,103

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.

(a)

At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $282,775,353, amounted to $24,447,375 which consisted of aggregate gross unrealized appreciation of $28,953,937 and aggregate gross unrealized depreciation of $4,506,562.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ March 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.0%
ADVERTISING—0.3%
Choicestream, Inc.*(L3)	7,853	$6,282
Lamar Advertising Co., Cl. A*	8,800	448,712
		454,994
AEROSPACE & DEFENSE—1.3%
B/E Aerospace, Inc.*	13,300	1,154,307
TransDigm Group, Inc.	5,200	963,040
		2,117,347
AIRLINES—1.6%
Copa Holdings SA, Cl. A	6,800	987,292
Delta Air Lines, Inc.	46,000	1,593,900
		2,581,192
APPAREL ACCESSORIES & LUXURY GOODS—4.2%
Kate Spade & Co.*	44,010	1,632,331
Lululemon Athletica, Inc.*	8,300	436,497
Michael Kors Holdings Ltd.*	17,260	1,609,840
PVH Corp.	11,800	1,472,286
Ralph Lauren Corp.	6,300	1,013,859
Under Armour, Inc., Cl. A*	6,000	687,840
		6,852,653
APPAREL RETAIL—1.5%
L Brands, Inc.	19,800	1,124,046
Ross Stores, Inc.	19,300	1,380,915
		2,504,961
APPLICATION SOFTWARE—2.4%
Autodesk, Inc.*	12,700	624,586
King Digital Entertainment, PLC.*	28,700	522,053
Synchronoss Technologies, Inc.*	35,700	1,224,153
Workday, Inc.*	17,500	1,600,025
		3,970,817
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Affiliated Managers Group, Inc.*	4,300	860,215
Artisan Partners Asset Management, Inc.	14,600	938,050
		1,798,265
AUTO PARTS & EQUIPMENT—4.4%
BorgWarner, Inc.	32,200	1,979,334
Delphi Automotive PLC.	34,100	2,314,026
Johnson Controls, Inc.	41,600	1,968,512
WABCO Holdings, Inc.*	9,500	1,002,820
		7,264,692
AUTOMOBILE MANUFACTURERS—0.6%
Tesla Motors, Inc.*	5,100	1,063,095

BIOTECHNOLOGY—4.3%
Alexion Pharmaceuticals, Inc.*	10,050	1,528,907
BioMarin Pharmaceutical, Inc.*	15,400	1,050,434
Celldex Therapeutics, Inc.*	18,100	319,827
Gilead Sciences, Inc.*	20,900	1,480,974
Intercept Pharmaceuticals, Inc.*	1,000	329,790
Pharmacyclics, Inc.*	14,000	1,403,080
Portola Pharmaceuticals, Inc.*	18,400	476,560

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Vertex Pharmaceuticals, Inc.*	7,500	$530,400
		7,119,972
BROADCASTING—1.2%
CBS Corp., Cl. B~	31,800	1,965,240

BUILDING PRODUCTS—0.7%
Lennox International, Inc.	13,000	1,181,830

CABLE & SATELLITE—1.0%
DISH Network Corp.*	25,900	1,611,239

CASINOS & GAMING—2.7%
Melco Crown Entertainment Ltd.#	58,000	2,241,700
Wynn Resorts Ltd.	9,900	2,199,285
		4,440,985
COMMUNICATIONS EQUIPMENT—2.0%
ARRIS Group, Inc.*	46,100	1,299,098
CommScope Holding Co., Inc.*	28,200	695,976
F5 Networks, Inc.*	12,300	1,311,549
		3,306,623
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Oshkosh Corp.	24,400	1,436,428

CONSTRUCTION MATERIALS—0.9%
Eagle Materials, Inc.	15,900	1,409,694

CONSUMER FINANCE—0.6%
Discover Financial Services	16,800	977,592

DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Alliance Data Systems Corp.*,~	7,000	1,907,150
Fiserv, Inc.*	32,400	1,836,756
		3,743,906
DEPARTMENT STORES—1.0%
Macy’s, Inc.	28,100	1,666,049

DISTRIBUTORS—0.7%
LKQ Corp.*	46,900	1,235,815

DIVERSIFIED CHEMICALS—0.7%
Eastman Chemical Co.	13,350	1,150,904

ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Eaton Corp., PLC.	10,300	773,736
Hubbell, Inc., Cl. B	12,600	1,510,362
Rockwell Automation, Inc.	5,400	672,570
		2,956,668
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
OSI Systems, Inc.*	13,200	790,152

FOOD RETAIL—1.3%
The Kroger Co.	33,200	1,449,180
Whole Foods Market, Inc.	14,400	730,224
		2,179,404
HEALTH CARE EQUIPMENT—1.2%
St. Jude Medical, Inc.	30,500	1,994,395

HEALTH CARE FACILITIES—2.6%
HCA Holdings, Inc.*,~	61,300	3,218,250
Tenet Healthcare Corporation*	25,300	1,083,093
		4,301,343

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—1.2%
Catamaran Corp.*	43,512	$1,947,597

HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*	33,600	2,010,288

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	24,600	1,031,970

INDUSTRIAL MACHINERY—1.9%
Donaldson Co., Inc.	35,400	1,500,960
Ingersoll-Rand PLC.	28,100	1,608,444
		3,109,404
INSURANCE BROKERS—0.6%
Aon PLC.	11,497	968,967

INTERNET RETAIL—0.3%
NetFlix, Inc.*	1,200	422,436

INTERNET SOFTWARE & SERVICES—2.9%
Cornerstone OnDemand, Inc.*	32,800	1,570,136
LinkedIn Corp.*	4,200	776,748
OpenTable, Inc.*	11,200	861,616
Trulia, Inc.*	29,600	982,720
Vistaprint NV*	10,700	526,654
		4,717,874
LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	16,300	825,921

LIFE SCIENCES TOOLS & SERVICES—0.6%
Charles River Laboratories International, Inc.*	15,800	953,372

MANAGED HEALTH CARE—1.8%
Cigna Corp.	34,600	2,897,058

METAL & GLASS CONTAINERS—1.0%
Crown Holdings, Inc.*	36,300	1,624,062

MOTORCYCLE MANUFACTURERS—0.5%
Harley-Davidson, Inc.	11,500	766,015

MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.	37,100	991,683

OFFICE SERVICES & SUPPLIES—0.3%
West Corp.	18,900	452,277

OIL & GAS DRILLING—0.4%
Seadrill Ltd	19,600	689,136

OIL & GAS EQUIPMENT & SERVICES—2.2%
Cameron International Corp.*^	34,200	2,112,534
Superior Energy Services, Inc.^	47,500	1,461,100
		3,573,634
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Cabot Oil & Gas Corp.	56,600	1,917,608
Denbury Resources, Inc.	106,100	1,740,040
Pioneer Natural Resources Co.^	7,900	1,478,406
		5,136,054
PACKAGED FOODS & MEATS—2.1%
Mead Johnson Nutrition Co., Cl. A	16,400	1,363,496
The Hershey Co.	19,600	2,046,240
		3,409,736

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—2.6%
Actavis PLC.*,~	17,300	$3,561,205
Jazz Pharmaceuticals PLC.*	5,500	762,740
		4,323,945
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	7,100	841,350

REGIONAL BANKS—0.7%
Regions Financial Corp.	108,800	1,208,768

RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	4,900	915,026

RESTAURANTS—3.8%
Chipotle Mexican Grill, Inc.*	5,200	2,953,860
Dunkin’ Brands Group, Inc.	32,200	1,615,796
Fiesta Restaurant Group, Inc.*	38,500	1,755,215
		6,324,871
SECURITY & ALARM SERVICES—1.2%
Tyco International Ltd.	45,500	1,929,200

SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp.*	29,700	1,633,500
SunEdison, Inc.*	32,300	608,532
		2,242,032
SEMICONDUCTORS—4.2%
Avago Technologies Ltd.	32,600	2,099,766
Micron Technology, Inc.*	45,500	1,076,530
Microsemi Corp.*	63,400	1,586,902
NXP Semiconductor NV*	36,300	2,134,803
		6,898,001
SOFT DRINKS—0.6%
Monster Beverage Corp.*	13,400	930,630

SPECIALIZED FINANCE—1.7%
IntercontinentalExchange Group, Inc.	7,400	1,463,942
Moody’s Corp.	17,600	1,396,032
		2,859,974
SPECIALTY CHEMICALS—2.6%
Rockwood Holdings, Inc.	21,900	1,629,360
The Sherwin-Williams Co.	13,700	2,700,681
		4,330,041
SPECIALTY STORES—4.5%
Signet Jewelers Ltd.	15,500	1,640,830
Tiffany & Co.	19,000	1,636,850
Tractor Supply Co.~	34,400	2,429,672
Ulta Salon, Cosmetics & Fragrance, Inc.*	17,300	1,686,404
		7,393,756
SYSTEMS SOFTWARE—1.5%
CommVault Systems, Inc.*	10,800	701,460
ServiceNow, Inc.*	28,700	1,719,704
		2,421,164
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
NCR Corp.*	32,400	1,184,220
Nimble Storage, Inc.*	33,900	1,284,471

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(CONT.)
Western Digital Corp.	18,400	$1,689,488
		4,158,179
TOBACCO—0.9%
Lorillard, Inc.	28,100	1,519,648

TRADING COMPANIES & DISTRIBUTORS—1.7%
United Rentals, Inc.*	14,000	1,329,160
WW Grainger, Inc.	6,000	1,515,960
		2,845,120
TRUCKING—0.5%
Swift Transportation Co.*	31,500	779,625

TOTAL COMMON STOCKS (Cost $141,206,911)		159,525,069

PREFERRED STOCKS—0.2%
ADVERTISING—0.1%
Choicestream, Inc.*(L3)	67,720	54,176

PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L2)	7,214	233,661

TOTAL PREFERRED STOCKS (Cost $285,588)		287,837

MASTER LIMITED PARTNERSHIP—1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
The Carlyle Group LP.	53,000	1,862,420
(Cost $1,739,728)		1,862,420

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
Hess Corp./ April/ 77.5*,~(L2)	468	5,616
Whiting Petroleum Corp./ April/ 65*,~	584	23,360

TOTAL PUT OPTIONS (Cost $51,548)		28,976

TOTAL PURCHASED OPTIONS (Cost $51,548)		28,976

Total Investments (Cost $143,283,775)(a)	98.3%	161,704,302
Other Assets in Excess of Liabilities	1.7%	2,845,809
NET ASSETS	100.0%	$164,550,111

^	All or a portion of this security has been pledged as collateral for written call options.
~	All or a portion of this security has been pledged as collateral for written put options.
‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $143,920,502, amounted to $17,783,800 which consisted of aggregate gross unrealized appreciation of $21,893,722 and aggregate gross unrealized depreciation of $4,109,922.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp./ April/ 37.5(L2)	(29)	(2,900)	$(10,150)
Cameron International Corp./ April/ 60	(29)	(2,900)	(1,885)
Cameron International Corp./ April/ 62.5	(29)	(2,900)	(5,075)
Cameron International Corp./ April/ 65(L2)	(102)	(10,200)	(33,660)
Cameron International Corp./ April/ 67.5(L2)	(29)	(2,900)	(16,240)
Cheniere Energy, Inc./ April/ 50	(29)	(2,900)	(1,566)
Cheniere Energy, Inc./ April/ 55	(146)	(14,600)	(28,908)
Denbury Resources, Inc./ April/ 17(L2)	(88)	(8,800)	(5,280)
Hess Corp./ April/ 80	(88)	(8,800)	(3,608)
Hess Corp./ April/ 82.5	(380)	(38,000)	(46,740)
Hess Corp./ April/ 85(L2)	(29)	(2,900)	(7,424)
HollyFrontier Corp./ April/ 47.5	(29)	(2,900)	(3,335)
HollyFrontier Corp./ April/ 48.5(L2)	(29)	(2,900)	(4,495)
HollyFrontier Corp./ April/ 49.5	(29)	(2,900)	(7,714)
Northern Oil and Gas, Inc./ April/ 15(L2)	(87)	(8,700)	(5,220)
Pioneer Natural Resources Co./ April/ 190	(15)	(1,500)	(9,150)
Pioneer Natural Resources Co./ April/ 195(L2)	(7)	(700)	(6,510)
Pioneer Natural Resources Co./ April/ 200(L2)	(7)	(700)	(8,890)
Superior Energy Services, Inc./ April/ 30	(218)	(21,800)	(9,156)
Superior Energy Services, Inc./ April/ 32.5(L2)	(73)	(7,300)	(13,140)
Whiting Petroleum Corp./ April/ 67.5	(351)	(35,100)	(33,345)
Whiting Petroleum Corp./ April/ 70	(262)	(26,200)	(47,160)
Whiting Petroleum Corp./ April/ 72.5	(87)	(8,700)	(29,580)
TOTAL PUT OPTIONS WRITTEN (Premiums Received $(446,482))			(338,231)
CALL OPTIONS WRITTEN
Cameron International Corp./ April/ 55	(58)	(5,800)	(38,860)
Cameron International Corp./ April/ 57.5(L2)	(29)	(2,900)	(11,020)
Cameron International Corp./ April/ 60	(130)	(13,000)	(29,770)
Cameron International Corp./ April/ 62.5	(58)	(5,800)	(4,350)
Pioneer Natural Resources Co./ April/ 170(L2)	(7)	(700)	(11,620)
Pioneer Natural Resources Co./ April/ 175(L2)	(7)	(700)	(8,960)
Pioneer Natural Resources Co./ April/ 180	(7)	(700)	(6,930)
Superior Energy Services, Inc./ April/ 25(L2)	(364)	(36,400)	(185,640)
Superior Energy Services, Inc./ April/ 27.5(L2)	(43)	(4,300)	(11,825)
TOTAL CALL OPTIONS WRITTEN (Premiums Received $(307,219))			(308,975)
TOTAL OPTIONS WRITTEN (Premiums Received $(753,701))			$(647,206)

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ March 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.4%
ADVERTISING—0.7%
Lamar Advertising Co., Cl. A*	11,139	$567,978

AEROSPACE & DEFENSE—2.4%
B/E Aerospace, Inc.*	7,460	647,454
Hexcel Corp.*	15,460	673,128
TransDigm Group, Inc.	2,615	484,298
		1,804,880
AIRLINES—1.5%
Alaska Air Group, Inc.	6,560	612,113
Copa Holdings SA, Cl. A	3,420	496,550
		1,108,663
ALTERNATIVE CARRIERS—0.5%
Cogent Communications Group, Inc.	11,030	391,896

APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Kate Spade & Co.*	19,820	735,124
Lululemon Athletica, Inc.*	7,190	378,122
		1,113,246
APPAREL RETAIL—0.6%
DSW, Inc., Cl. A	13,525	485,006

APPLICATION SOFTWARE—2.7%
ANSYS, Inc.*	4,595	353,907
Aspen Technology, Inc.*	16,355	692,798
Synchronoss Technologies, Inc.*	15,555	533,381
Ultimate Software Group, Inc.*	3,577	490,049
		2,070,135
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Artisan Partners Asset Management, Inc.	7,390	474,807
Waddell & Reed Financial, Inc., Cl. A	4,790	352,640
		827,447
AUTO PARTS & EQUIPMENT—1.9%
American Axle & Manufacturing Holdings, Inc.*	20,920	387,438
Tenneco, Inc.*	6,455	374,842
WABCO Holdings, Inc.*	6,495	685,612
		1,447,892
BIOTECHNOLOGY—5.8%
ACADIA Pharmaceuticals, Inc.*	10,070	245,003
Alkermes PLC.*	14,425	635,998
Alnylam Pharmaceuticals, Inc.*	1,680	112,795
Celldex Therapeutics, Inc.*	8,200	144,894
Cepheid, Inc.*	10,655	549,585
Cubist Pharmaceuticals, Inc.*	8,845	647,012
Intercept Pharmaceuticals, Inc.*	1,235	407,291
Isis Pharmaceuticals, Inc.*	3,815	164,846
Neurocrine Biosciences, Inc.*	13,755	221,455
Pharmacyclics, Inc.*	5,120	513,126
Portola Pharmaceuticals, Inc.*	9,620	249,158
Puma Biotechnology, Inc.*	2,470	257,226
Synageva BioPharma Corp.*	3,245	269,238
		4,417,627
BUILDING PRODUCTS—1.8%
AO Smith Corp.	12,440	572,489

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	8,640	$785,462
		1,357,951
COMMODITY CHEMICALS—0.8%
Calgon Carbon Corp.*	28,355	618,990

COMMUNICATIONS EQUIPMENT—2.3%
ARRIS Group, Inc.*	24,205	682,097
CommScope Holding Co., Inc.*	26,100	644,148
JDS Uniphase Corp.*	27,790	389,060
		1,715,305
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Oshkosh Corp.	14,275	840,369

CONSTRUCTION MATERIALS—0.9%
Eagle Materials, Inc.	8,060	714,600

DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Broadridge Financial Solutions	4,720	175,301
MAXIMUS, Inc.	17,535	786,620
Total System Services, Inc.	26,305	799,935
WEX, Inc.*	6,285	597,389
		2,359,245
DISTRIBUTORS—0.7%
LKQ Corp.*	19,125	503,944

EDUCATION SERVICES—1.1%
Grand Canyon Education, Inc.*	17,100	798,570

ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Acuity Brands, Inc.	4,970	658,873
Hubbell, Inc., Cl. B	6,255	749,787
		1,408,660
ELECTRONIC EQUIPMENT MANUFACTURERS—2.1%
Cognex Corp.*	10,105	342,155
FEI Co.	6,080	626,362
OSI Systems, Inc.*	10,075	603,089
		1,571,606
ELECTRONIC MANUFACTURING SERVICES—0.3%
Trimble Navigation Ltd.*	4,965	192,990

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	15,527	681,014

FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	8,335	591,118

FOREST PRODUCTS—0.5%
Louisiana-Pacific Corp.*	23,680	399,482

HEALTH CARE EQUIPMENT—2.4%
Insulet Corp.*	17,375	823,922
Thoratec Corp.*	9,585	343,239
Wright Medical Group, Inc.*	21,150	657,131
		1,824,292
HEALTH CARE FACILITIES—2.7%
Healthsouth Corp.	18,875	678,179
Tenet Healthcare Corporation*	14,745	631,234
Universal Health Services, Inc., Cl. B	9,120	748,478
		2,057,891

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—0.4%
Premier, Inc., CL. A*	9,305	$306,600

HEALTH CARE SUPPLIES—1.5%
Align Technology, Inc.*	14,365	743,964
Endologix, Inc.*	29,505	379,729
		1,123,693
HEALTH CARE TECHNOLOGY—0.8%
athenahealth, Inc.*	3,870	620,129

HOME IMPROVEMENT RETAIL—0.6%
Lumber Liquidators Holdings, Inc.*	4,755	446,019

HOMEBUILDING—0.7%
Taylor Morrison Home Corp., Cl. A*	21,050	494,675

HOUSEWARES & SPECIALTIES—1.6%
Jarden Corp.*	10,945	654,839
Tupperware Brands Corp.	6,935	580,876
		1,235,715
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
Robert Half International, Inc.	16,705	700,775

INDUSTRIAL MACHINERY—4.1%
Actuant Corp., Cl. A	18,810	642,361
Donaldson Co., Inc.	17,955	761,292
Middleby Corp.*	1,370	361,968
Nordson Corp.	10,155	715,826
Watts Water Technologies, Inc.	10,570	620,353
		3,101,800
INTERNET SOFTWARE & SERVICES—3.1%
AOL, Inc.*	10,095	441,858
Cornerstone OnDemand, Inc.*	13,195	631,645
DealerTrack Holdings, Inc.*	12,795	629,386
Demandware, Inc.*	9,855	631,311
		2,334,200
INVESTMENT BANKING & BROKERAGE—0.6%
LPL Financial Holdings, Inc.	8,410	441,861

IT CONSULTING & OTHER SERVICES—0.6%
Gartner, Inc.*	6,225	432,264

LEISURE FACILITIES—0.9%
Six Flags Entertainment Corp.	17,150	688,572

LEISURE PRODUCTS—1.1%
Brunswick Corp.	9,070	410,781
Polaris Industries, Inc.	2,930	409,350
		820,131
LIFE SCIENCES TOOLS & SERVICES—0.9%
Charles River Laboratories International, Inc.*	11,585	699,039

MANAGED HEALTH CARE—0.9%
Molina Healthcare, Inc.*	8,575	322,077
WellCare Health Plans, Inc.*	5,890	374,133
		696,210
METAL & GLASS CONTAINERS—1.7%
Crown Holdings, Inc.*	12,315	550,973
Owens-Illinois, Inc.*	21,100	713,813
		1,264,786

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.	15,720	$420,196

OIL & GAS EQUIPMENT & SERVICES—1.1%
Hornbeck Offshore Services, Inc.*	8,490	354,967
Oceaneering International, Inc.	6,635	476,791
		831,758
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Denbury Resources, Inc.	47,550	779,820
Oasis Petroleum, Inc.*	10,220	426,480
QEP Resources, Inc.	14,945	439,981
Whiting Petroleum Corp.*	11,315	785,148
		2,431,429
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.*	6,315	349,535

PACKAGED FOODS & MEATS—1.7%
B&G Foods, Inc.	18,320	551,615
Hain Celestial Group, Inc.*	8,150	745,481
		1,297,096
PAPER PACKAGING—0.8%
Packaging Corp., of America	8,740	615,034

PHARMACEUTICALS—1.7%
Auxilium Pharmaceuticals, Inc.*	12,630	343,284
Jazz Pharmaceuticals PLC.*	3,865	535,998
Questcor Pharmaceuticals, Inc.	5,940	385,684
		1,264,966
RAILROADS—0.6%
Genesee & Wyoming, Inc., Cl. A*	4,840	471,029

REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	4,740	561,690

REGIONAL BANKS—1.0%
Signature Bank*	6,100	766,099

RESEARCH & CONSULTING SERVICES—0.7%
The Advisory Board Co.*	8,635	554,799

RESTAURANTS—1.6%
Dunkin’ Brands Group, Inc.	13,170	660,870
Red Robin Gourmet Burgers, Inc.*	8,185	586,701
		1,247,571
SEMICONDUCTOR EQUIPMENT—2.0%
Lam Research Corp.*	14,267	784,685
SunEdison, Inc.*	39,095	736,550
		1,521,235
SEMICONDUCTORS—1.5%
Freescale Semiconductor Holdings Ltd.*	15,800	385,678
Microsemi Corp.*	29,430	736,633
		1,122,311
SPECIALIZED CONSUMER SERVICES—0.8%
Service Corp. International	29,855	593,517

SPECIALIZED FINANCE—0.9%
CBOE Holdings, Inc.	12,525	708,915

SPECIALTY CHEMICALS—3.4%
Chemtura Corp.*	23,836	602,812

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY CHEMICALS—(CONT.)
PolyOne Corp.	16,526	$605,843
Rockwood Holdings, Inc.	10,925	812,820
The Valspar Corp.	8,130	586,336
		2,607,811
SPECIALTY STORES—2.5%
Dick’s Sporting Goods, Inc.	10,295	562,210
Signet Jewelers Ltd.	5,985	633,572
Ulta Salon, Cosmetics & Fragrance, Inc.*	7,575	738,411
		1,934,193
SYSTEMS SOFTWARE—2.2%
CommVault Systems, Inc.*	7,255	471,213
ServiceNow, Inc.*	12,310	737,615
Tableau Software, Inc., Cl. A*	6,040	459,523
		1,668,351
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.0%
NCR Corp.*	16,710	610,750
Nimble Storage, Inc.*	7,650	289,859
Stratasys Ltd.*	5,925	628,583
		1,529,192
THRIFTS & MORTGAGE FINANCE—0.8%
MGIC Investment Corp.*	44,710	380,929
Ocwen Financial Corp.*	4,900	191,982
		572,911
TRADING COMPANIES & DISTRIBUTORS—2.1%
HD Supply Holdings, Inc.*	16,055	419,838
MSC Industrial Direct Co., Inc.	6,830	590,931
United Rentals, Inc.*	6,355	603,344
		1,614,113
TRUCKING—0.5%
Swift Transportation Co.*	15,235	377,066

TOTAL COMMON STOCKS (Cost $58,067,166)		72,338,083

PREFERRED STOCKS—0.1%
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L2)	3,330	107,859
(Cost $107,859)		107,859

MASTER LIMITED PARTNERSHIP—0.6%
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Och-Ziff Capital Management Group LLC, Cl. A	31,525	434,099
(Cost $314,293)		434,099

REAL ESTATE INVESTMENT TRUST—1.5%
RETAIL—0.8%
Tanger Factory Outlet Centers, Inc.	15,940	557,900

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
SPECIALIZED—0.7%
Sovran Self Storage, Inc.	7,425	$545,366

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,072,251)		1,103,266

Total Investments (Cost $59,561,569)(a)	97.6%	73,983,307
Other Assets in Excess of Liabilities	2.4%	1,807,848
NET ASSETS	100.0%	$75,791,155

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $59,645,613, amounted to $14,337,694 which consisted of aggregate gross unrealized appreciation of $15,420,767 and aggregate gross unrealized depreciation of $1,083,073.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ March 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.1%
AEROSPACE & DEFENSE—1.6%
Esterline Technologies Corp.*	26,650	$2,839,291
Hexcel Corp.*	119,100	5,185,614
		8,024,905
AIR FREIGHT & LOGISTICS—1.0%
HUB Group, Inc., Cl. A*	128,500	5,138,715

AIRLINES—1.0%
Spirit Airlines, Inc.*	82,700	4,912,380

ALTERNATIVE CARRIERS—0.7%
Cogent Communications Group, Inc.	104,700	3,719,991

APPAREL ACCESSORIES & LUXURY GOODS—1.8%
G-III Apparel Group Ltd.*	56,500	4,044,270
Kate Spade & Co.*	137,400	5,096,166
		9,140,436
APPAREL RETAIL—1.9%
ANN, Inc.*	91,900	3,812,012
DSW, Inc., Cl. A	119,600	4,288,856
The Children’s Place Retail Stores, Inc.	22,100	1,100,801
		9,201,669
APPLICATION SOFTWARE—2.6%
Aspen Technology, Inc.*	119,100	5,045,076
Synchronoss Technologies, Inc.*	126,800	4,347,972
Ultimate Software Group, Inc.*	24,900	3,411,300
		12,804,348
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Financial Engines, Inc.	66,300	3,366,714
WisdomTree Investments, Inc.*	176,100	2,310,432
		5,677,146
AUTO PARTS & EQUIPMENT—1.3%
American Axle & Manufacturing Holdings, Inc.*	206,100	3,816,972
Tenneco, Inc.*	45,100	2,618,957
		6,435,929
BIOTECHNOLOGY—7.5%
ACADIA Pharmaceuticals, Inc.*	87,300	2,124,009
Aegerion Pharmaceuticals, Inc.*	30,300	1,397,436
Alnylam Pharmaceuticals, Inc.*	19,100	1,282,374
Bluebird Bio, Inc.*	53,500	1,216,590
Celldex Therapeutics, Inc.*	94,900	1,676,883
Cepheid, Inc.*	86,800	4,477,144
Cubist Pharmaceuticals, Inc.*	58,700	4,293,905
Foundation Medicine, Inc.*	45,200	1,463,124
Intercept Pharmaceuticals, Inc.*	8,400	2,770,236
Ironwood Pharmaceuticals, Inc.*	206,200	2,540,384
Isis Pharmaceuticals, Inc.*	50,500	2,182,105
Neuralstem, Inc.*	266,300	1,115,797
Neurocrine Biosciences, Inc.*	107,600	1,732,360
Orexigen Therapeutics, Inc.*	373,100	2,425,150
Portola Pharmaceuticals, Inc.*	93,000	2,408,700
Puma Biotechnology, Inc.*	17,700	1,843,278
Synageva BioPharma Corp.*	27,700	2,298,269
		37,247,744

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BROADCASTING—0.9%
Cumulus Media, Inc., Cl. A*	649,700	$4,489,427

BUILDING PRODUCTS—1.6%
AO Smith Corp.	84,100	3,870,282
NCI Building Systems, Inc.*	241,500	4,216,590
		8,086,872
COMMODITY CHEMICALS—1.0%
Calgon Carbon Corp.*	230,900	5,040,547

COMMUNICATIONS EQUIPMENT—2.5%
Applied Optoelectronics, Inc.*	49,800	1,228,566
ARRIS Group, Inc.*	180,900	5,097,762
Ciena Corp.*	111,200	2,528,688
Finisar Corp.*	126,800	3,361,468
		12,216,484
CONSTRUCTION & ENGINEERING—0.5%
Primoris Services Corp.	82,700	2,479,346

CONSTRUCTION MATERIALS—1.0%
Eagle Materials, Inc.	53,900	4,778,774

CONSUMER FINANCE—0.6%
Portfolio Recovery Associates, Inc.*	55,400	3,205,444

DATA PROCESSING & OUTSOURCED SERVICES—1.9%
MAXIMUS, Inc.	117,000	5,248,620
WEX, Inc.*	42,700	4,058,635
		9,307,255
DRUG RETAIL—0.7%
Rite Aid Corp.*	574,700	3,603,369

EDUCATION SERVICES—1.2%
Grand Canyon Education, Inc.*	123,300	5,758,110

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Acuity Brands, Inc.	33,800	4,480,866

ELECTRONIC COMPONENTS—0.7%
Belden, Inc.	47,500	3,306,000

ELECTRONIC EQUIPMENT MANUFACTURERS—2.4%
Cognex Corp.*	77,200	2,613,992
Control4 Corp.*	77,100	1,635,291
FEI Co.	38,800	3,997,176
OSI Systems, Inc.*	65,400	3,914,844
		12,161,303
FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	57,500	4,077,900

FOREST PRODUCTS—0.8%
Louisiana-Pacific Corp.*	235,000	3,964,450

HEALTH CARE EQUIPMENT—2.8%
Insulet Corp.*	117,500	5,571,850
Thoratec Corp.*	85,500	3,061,755
Wright Medical Group, Inc.*	174,200	5,412,394
		14,045,999
HEALTH CARE FACILITIES—1.9%
Acadia Healthcare Co., Inc.*	83,300	3,758,496
Healthsouth Corp.	164,200	5,899,706
		9,658,202

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—0.8%
Team Health Holdings, Inc.*	86,400	$3,866,400

HEALTH CARE SUPPLIES—1.7%
Align Technology, Inc.*	96,600	5,002,914
Endologix, Inc.*	198,400	2,553,408
TearLab Corp.*	118,700	802,412
		8,358,734
HEALTH CARE TECHNOLOGY—1.5%
athenahealth, Inc.*	25,700	4,118,168
HMS Holdings Corp.*	167,500	3,190,875
		7,309,043
HOME IMPROVEMENT RETAIL—0.5%
Lumber Liquidators Holdings, Inc.*	24,600	2,307,480

HOMEBUILDING—0.6%
Taylor Morrison Home Corp., Cl. A*	135,600	3,186,600

HOMEFURNISHING RETAIL—0.6%
Pier 1 Imports, Inc.	163,200	3,081,216

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.6%
On Assignment, Inc.*	165,400	6,382,786
WageWorks, Inc.*	23,700	1,329,807
		7,712,593
INDUSTRIAL MACHINERY—4.6%
Actuant Corp., Cl. A	137,800	4,705,870
Middleby Corp.*	15,000	3,963,150
RBC Bearings, Inc.*	55,200	3,516,240
Rexnord Corp.*	107,200	3,106,656
The ExOne Co.*	76,700	2,748,161
Watts Water Technologies, Inc.	85,800	5,035,602
		23,075,679
INSURANCE BROKERS—0.6%
eHealth, Inc.*	61,400	3,119,120

INTERNET SOFTWARE & SERVICES—6.7%
Care.com, Inc.*	66,500	1,100,575
Cornerstone OnDemand, Inc.*	89,800	4,298,726
DealerTrack Holdings, Inc.*	96,800	4,761,592
Demandware, Inc.*	73,300	4,695,598
OpenTable, Inc.*	51,900	3,992,667
SPS Commerce, Inc.*	60,600	3,723,870
Textura Corp.*	113,965	2,873,058
Trulia, Inc.*	119,300	3,960,760
Vistaprint NV*	78,600	3,868,692
		33,275,538
IT CONSULTING & OTHER SERVICES—0.6%
InterXion Holding NV*	119,000	2,853,620

LEISURE FACILITIES—1.5%
Life Time Fitness, Inc.*	45,450	2,186,145
Six Flags Entertainment Corp.	136,500	5,480,475
		7,666,620
LEISURE PRODUCTS—1.0%
Brunswick Corp.	109,200	4,945,668

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—2.1%
Charles River Laboratories International, Inc.*	92,500	$5,581,450
ICON PLC.#*	97,500	4,636,125
		10,217,575
MANAGED HEALTH CARE—0.8%
Molina Healthcare, Inc.*	105,000	3,943,800

MOVIES & ENTERTAINMENT—0.8%
Lions Gate Entertainment Corp.	139,800	3,736,854

OIL & GAS EQUIPMENT & SERVICES—1.2%
Bristow Group, Inc.	44,000	3,322,880
Hornbeck Offshore Services, Inc.*	63,200	2,642,392
		5,965,272
OIL & GAS EXPLORATION & PRODUCTION—3.7%
Approach Resources, Inc.*	147,700	3,088,407
Kodiak Oil & Gas Corp.*	251,300	3,050,782
Northern Oil and Gas, Inc.*	388,900	5,685,718
PDC Energy, Inc.*	41,300	2,571,338
Rosetta Resources, Inc.*	91,000	4,238,780
		18,635,025
PACKAGED FOODS & MEATS—2.0%
B&G Foods, Inc.	142,900	4,302,719
Hain Celestial Group, Inc.*	60,450	5,529,361
		9,832,080
PHARMACEUTICALS—2.2%
AcelRx Pharmaceuticals, Inc.*	133,400	1,602,134
Aratana Therapeutics, Inc.*	64,900	1,204,544
Auxilium Pharmaceuticals, Inc.*	101,200	2,750,616
Horizon Pharma, Inc.*	164,800	2,491,776
Questcor Pharmaceuticals, Inc.	44,700	2,902,371
		10,951,441
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	21,600	2,559,600

REGIONAL BANKS—0.5%
ViewPoint Financial Group, Inc.	93,500	2,697,475

RESEARCH & CONSULTING SERVICES—1.8%
CoStar Group, Inc.*	22,800	4,257,672
The Advisory Board Co.*	69,900	4,491,075
		8,748,747
RESTAURANTS—1.9%
Fiesta Restaurant Group, Inc.*	91,600	4,176,044
Papa John’s International, Inc.	100,700	5,247,477
		9,423,521
SEMICONDUCTOR EQUIPMENT—1.0%
SunEdison, Inc.*	262,800	4,951,152

SEMICONDUCTORS—3.4%
Applied Micro Circuits Corporation*	219,600	2,174,040
Cypress Semiconductor Corp.	347,400	3,567,798
Intersil Corp.	203,900	2,634,388
Microsemi Corp.*	217,400	5,441,522
Semtech Corp.*	126,400	3,202,976
		17,020,724

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED CONSUMER SERVICES—0.9%
LifeLock, Inc.*	76,600	$1,310,626
Sotheby’s	70,200	3,057,210
		4,367,836
SPECIALTY CHEMICALS—2.8%
Chemtura Corp.*	180,600	4,567,374
Cytec Industries, Inc.	42,400	4,138,664
PolyOne Corp.	142,100	5,209,386
		13,915,424
SPECIALTY STORES—0.6%
Five Below, Inc.*	75,440	3,204,691

SYSTEMS SOFTWARE—2.0%
CommVault Systems, Inc.*	50,300	3,266,985
FleetMatics Group PLC.*	103,000	3,445,350
Proofpoint, Inc.*	83,600	3,099,888
		9,812,223
THRIFTS & MORTGAGE FINANCE—0.6%
MGIC Investment Corp.*	372,930	3,177,364

TRADING COMPANIES & DISTRIBUTORS—1.3%
Beacon Roofing Supply, Inc.*	112,680	4,356,209
H&E Equipment Services, Inc.*	56,200	2,273,290
		6,629,499
TRUCKING—1.0%
Swift Transportation Co.*	193,500	4,789,125
TOTAL COMMON STOCKS (Cost $379,516,328)		478,301,350

PREFERRED STOCKS—0.1%
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L2)	22,595	731,852
(Cost $731,852)		731,852

RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Neuralstem, Inc., 1/8/2019*(L2)	133,150	73,232
(Cost $0)		73,232

MASTER LIMITED PARTNERSHIP—0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Fortress Investment Group LLC, Cl. A	337,200	2,495,280
(Cost $2,175,361)		2,495,280

REAL ESTATE INVESTMENT TRUST—1.8%
OFFICE—0.9%
Dupont Fabros Technology, Inc.	179,700	4,325,379

SPECIALIZED—0.9%
Sovran Self Storage, Inc.	59,500	4,370,275
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $8,948,222)		8,695,654

Total Investments (Cost $391,371,763)(a)	98.5%	490,297,368
Other Assets in Excess of Liabilities	1.5%	7,298,118
NET ASSETS	100.0%	$497,595,486

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $393,331,562, amounted to $96,965,806 which consisted of aggregate gross unrealized appreciation of $108,013,672 and aggregate gross unrealized depreciation of $11,047,866.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ March 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.2%
ADVERTISING—0.5%
Choicestream, Inc.*(L3)	1,723	$1,378
Lamar Advertising Co., Cl. A*	3,500	178,465
		179,843
AEROSPACE & DEFENSE—3.9%
General Dynamics Corp.	2,550	277,746
Honeywell International, Inc.	5,900	547,284
The Boeing Co.	4,200	527,058
		1,352,088
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	2,600	253,188

AIRLINES—0.7%
Copa Holdings SA, Cl. A	1,700	246,823

APPAREL RETAIL—0.5%
L Brands, Inc.	3,100	175,987

ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Ameriprise Financial, Inc.	2,900	319,203
BlackRock, Inc.	1,550	487,444
		806,647
AUTO PARTS & EQUIPMENT—1.6%
Delphi Automotive PLC.	5,900	400,374
Johnson Controls, Inc.	3,450	163,254
		563,628
AUTOMOBILE MANUFACTURERS—0.5%
General Motors Co.	5,450	187,589

BIOTECHNOLOGY—0.9%
Amgen, Inc.	2,500	308,350

CABLE & SATELLITE—1.9%
Comcast Corporation, Cl. A	9,150	457,683
Time Warner Cable, Inc.	1,450	198,911
		656,594
CASINOS & GAMING—1.0%
Las Vegas Sands Corp.	4,400	355,432

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems, Inc.	18,250	408,982
QUALCOMM, Inc.	5,800	457,388
		866,370
CONSUMER FINANCE—0.7%
Discover Financial Services	4,300	250,217

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Xerox Corp.	25,600	289,280

DIVERSIFIED BANKS—4.5%
JPMorgan Chase & Co.	13,750	834,762
Wells Fargo & Co.	14,700	731,178
		1,565,940
DIVERSIFIED CHEMICALS—0.8%
The Dow Chemical Co.	5,700	276,963

DRUG RETAIL—1.4%
CVS Caremark Corp.	6,400	479,104

ELECTRIC UTILITIES—0.9%
The Southern Co.	7,250	318,565

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp., PLC.	4,850	$364,332
Rockwell Automation, Inc.	1,500	186,825
		551,157
GENERAL MERCHANDISE STORES—1.0%
Target Corp.	5,900	357,009

HEALTH CARE EQUIPMENT—0.8%
St. Jude Medical, Inc.	4,300	281,177

HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	7,900	625,127

HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	6,666	537,280

HYPERMARKETS & SUPER CENTERS—1.1%
Wal-Mart Stores, Inc.	5,250	401,258

INDUSTRIAL CONGLOMERATES—2.4%
General Electric Co.	32,850	850,486

INTEGRATED OIL & GAS—5.7%
Exxon Mobil Corp.	11,850	1,157,508
Royal Dutch Shell PLC.#	11,350	829,231
		1,986,739
INTEGRATED TELECOMMUNICATION SERVICES—3.2%
AT&T, Inc.	10,800	378,756
Verizon Communications, Inc.	15,809	752,034
		1,130,790
INTERNET SOFTWARE & SERVICES—2.2%
Google, Inc., Cl. A*	700	780,157

INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	18,050	562,619

IT CONSULTING & OTHER SERVICES—2.7%
Accenture Ltd.	4,650	370,698
International Business Machines Corp.	3,050	587,094
		957,792
LEISURE FACILITIES—0.9%
Six Flags Entertainment Corp.	8,000	321,200

MANAGED HEALTH CARE—1.5%
UnitedHealth Group, Inc.	6,350	520,637

MOVIES & ENTERTAINMENT—1.0%
Viacom, Inc., Cl. B	4,250	361,208

OIL & GAS EQUIPMENT & SERVICES—1.2%
Halliburton Company	7,000	412,230

OIL & GAS EXPLORATION & PRODUCTION—2.0%
ConocoPhillips	7,400	520,590
Denbury Resources, Inc.	11,550	189,420
		710,010
OIL & GAS REFINING & MARKETING—0.6%
HollyFrontier Corp.	4,600	218,868

OIL, GAS & CONSUMABLE FUELS—0.5%
The Williams Cos., Inc.	4,650	188,697

PACKAGED FOODS & MEATS—0.6%
Kraft Foods Group, Inc.	3,472	194,779

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—9.2%
AbbVie, Inc.	7,200	$370,080
Bristol-Myers Squibb Co.	9,850	511,708
Eli Lilly & Co.	7,300	429,678
Johnson & Johnson	9,600	943,008
Pfizer, Inc.	20,536	659,616
Roche Holding AG#	8,600	324,392
		3,238,482
RAILROADS—1.6%
CSX Corp.	19,350	560,569

REGIONAL BANKS—0.5%
Regions Financial Corp.	16,950	188,315

RESTAURANTS—1.9%
Darden Restaurants, Inc.	3,650	185,274
McDonald’s Corp.	5,000	490,150
		675,424
SECURITY & ALARM SERVICES—1.0%
Tyco International Ltd.	8,250	349,800

SEMICONDUCTOR EQUIPMENT—0.8%
Kla-Tencor Corp.	4,150	286,931

SEMICONDUCTORS—1.9%
Avago Technologies Ltd.	3,150	202,891
Intel Corp.	17,550	452,966
		655,857
SOFT DRINKS—3.7%
PepsiCo, Inc.	8,550	713,925
The Coca-Cola Co.	15,050	581,833
		1,295,758
SPECIALIZED FINANCE—1.4%
CME Group, Inc.	6,380	472,184

SPECIALTY CHEMICALS—1.2%
Rockwood Holdings, Inc.	5,500	409,200

SPECIALTY STORES—0.6%
Tiffany & Co.	2,250	193,838

SYSTEMS SOFTWARE—2.4%
Microsoft Corp.	20,550	842,344

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.0%
Apple, Inc.	2,600	1,395,524
Seagate Technology PLC.	6,650	373,464
		1,768,988
TOBACCO—3.0%
Altria Group, Inc.	13,800	516,534
Lorillard, Inc.	3,400	183,872
Philip Morris International, Inc.	4,250	347,947
		1,048,353
TOTAL COMMON STOCKS (Cost $24,583,345)		33,067,871

PREFERRED STOCKS—0.0%
ADVERTISING—0.0%
Choicestream, Inc.*(L3)	14,862	11,890
(Cost $11,396)		11,890

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—2.5%
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Blackstone Group LP.	15,200	$505,400

INVESTMENT BANKING & BROKERAGE—1.0%
Apollo Global Management LLC.	11,400	362,520
TOTAL MASTER LIMITED PARTNERSHIP (Cost $617,165)		867,920

REAL ESTATE INVESTMENT TRUST—2.8%
NOT A REIT OR REIT NEEDS ADDED—0.8%
Health Care REIT, Inc.	4,750	283,100

MORTGAGE—0.5%
Two Harbors Investment Corp.	16,950	173,738

RETAIL—0.8%
Simon Property Group, Inc.	1,850	303,400

SPECIALIZED—0.7%
Plum Creek Timber Co., Inc.	5,750	241,730
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,000,193)		1,001,968

Total Investments (Cost $26,212,099)(a)	99.5%	34,949,649
Other Assets in Excess of Liabilities	0.5%	168,616
NET ASSETS	100.0%	$35,118,265

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,192,524, amounted to $8,757,125 which consisted of aggregate gross unrealized appreciation of $8,935,008 and aggregate gross unrealized depreciation of $177,883.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ March 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—61.3%
ADVERTISING—0.3%
Lamar Advertising Co., Cl. A*	6,200	$316,138

AEROSPACE & DEFENSE—2.5%
General Dynamics Corp.	4,500	490,140
Honeywell International, Inc.	10,400	964,704
The Boeing Co.	7,500	941,175
		2,396,019
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	4,800	467,424

AIRLINES—0.5%
Copa Holdings SA, Cl. A	3,000	435,570

APPAREL RETAIL—0.3%
L Brands, Inc.	5,800	329,266

ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Ameriprise Financial, Inc.	5,100	561,357
BlackRock, Inc.	2,400	754,752
		1,316,109
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC.	10,400	705,744
Johnson Controls, Inc.	6,000	283,920
		989,664
AUTOMOBILE MANUFACTURERS—0.3%
General Motors Co.	9,400	323,548

BIOTECHNOLOGY—0.6%
Amgen, Inc.	4,400	542,696

CABLE & SATELLITE—1.2%
Comcast Corporation, Cl. A	16,100	805,322
Time Warner Cable, Inc.	2,600	356,668
		1,161,990
CASINOS & GAMING—0.7%
Las Vegas Sands Corp.	7,700	622,006

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	32,100	719,361
QUALCOMM, Inc.	10,200	804,372
		1,523,733
CONSUMER FINANCE—0.5%
Discover Financial Services	7,500	436,425

DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Xerox Corp.	44,900	507,370

DIVERSIFIED BANKS—2.9%
JPMorgan Chase & Co.	24,700	1,499,537
Wells Fargo & Co.	25,500	1,268,370
		2,767,907
DIVERSIFIED CHEMICALS—0.5%
The Dow Chemical Co.	10,100	490,759

DRUG RETAIL—0.9%
CVS Caremark Corp.	11,000	823,460

ELECTRIC UTILITIES—0.6%
The Southern Co.	13,900	610,766

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Eaton Corp., PLC.	9,300	698,616

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—(CONT.)
Rockwell Automation, Inc.	2,600	$323,830
		1,022,446
GENERAL MERCHANDISE STORES—0.7%
Target Corp.	10,300	623,253

HEALTH CARE EQUIPMENT—0.5%
St. Jude Medical, Inc.	7,500	490,425

HOME IMPROVEMENT RETAIL—1.1%
The Home Depot, Inc.	12,700	1,004,951

HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	11,600	934,960

HYPERMARKETS & SUPER CENTERS—0.7%
Wal-Mart Stores, Inc.	9,200	703,156

INDUSTRIAL CONGLOMERATES—1.6%
General Electric Co.	57,400	1,486,086

INTEGRATED OIL & GAS—3.7%
Exxon Mobil Corp.	20,500	2,002,440
Royal Dutch Shell PLC.#	20,000	1,461,200
		3,463,640
INTEGRATED TELECOMMUNICATION SERVICES—2.2%
AT&T, Inc.	19,900	697,893
Verizon Communications, Inc.	28,708	1,365,639
		2,063,532
INTERNET SOFTWARE & SERVICES—1.5%
Google, Inc., Cl. A*	1,300	1,448,863

INVESTMENT BANKING & BROKERAGE—1.0%
Morgan Stanley	29,100	907,047

IT CONSULTING & OTHER SERVICES—1.8%
Accenture Ltd.	8,200	653,704
International Business Machines Corp.	5,400	1,039,446
		1,693,150
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	14,400	578,160

MANAGED HEALTH CARE—1.0%
UnitedHealth Group, Inc.	11,100	910,089

MOVIES & ENTERTAINMENT—0.7%
Viacom, Inc., Cl. B	7,400	628,926

OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Company	11,700	689,013

OIL & GAS EXPLORATION & PRODUCTION—1.3%
ConocoPhillips	12,600	886,410
Denbury Resources, Inc.	20,300	332,920
		1,219,330
OIL & GAS REFINING & MARKETING—0.4%
HollyFrontier Corp.	8,100	385,398

OIL, GAS & CONSUMABLE FUELS—0.4%
The Williams Cos., Inc.	8,400	340,872

PACKAGED FOODS & MEATS—0.4%
Kraft Foods Group, Inc.	6,000	336,600

PHARMACEUTICALS—6.0%
AbbVie, Inc.	12,500	642,500

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Bristol-Myers Squibb Co.	17,200	$893,540
Eli Lilly & Co.	12,700	747,522
Johnson & Johnson	17,200	1,689,556
Pfizer, Inc.	35,789	1,149,543
Roche Holding AG#	14,800	558,256
		5,680,917
RAILROADS—1.0%
CSX Corp.	33,400	967,598

REGIONAL BANKS—0.3%
Regions Financial Corp.	29,500	327,745

RESTAURANTS—1.3%
Darden Restaurants, Inc.	6,800	345,168
McDonald’s Corp.	8,900	872,467
		1,217,635
SECURITY & ALARM SERVICES—0.7%
Tyco International Ltd.	14,700	623,280

SEMICONDUCTOR EQUIPMENT—0.5%
Kla-Tencor Corp.	7,300	504,722

SEMICONDUCTORS—1.2%
Avago Technologies Ltd.	5,500	354,255
Intel Corp.	31,100	802,691
		1,156,946
SOFT DRINKS—2.4%
PepsiCo, Inc.	14,800	1,235,800
The Coca-Cola Co.	27,400	1,059,284
		2,295,084
SPECIALIZED FINANCE—0.7%
CME Group, Inc.	9,600	710,496

SPECIALTY CHEMICALS—0.8%
Rockwood Holdings, Inc.	9,600	714,240

SPECIALTY STORES—0.4%
Tiffany & Co.	4,000	344,600

SYSTEMS SOFTWARE—1.6%
Microsoft Corp.	36,200	1,483,838

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.3%
Apple, Inc.	4,600	2,469,004
Seagate Technology PLC.	11,600	651,456
		3,120,460
TOBACCO—1.9%
Altria Group, Inc.	24,100	902,063
Lorillard, Inc.	6,000	324,480
Philip Morris International, Inc.	7,400	605,838
		1,832,381
TOTAL COMMON STOCKS (Cost $48,211,857)		57,970,689

MASTER LIMITED PARTNERSHIP—1.6%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Blackstone Group LP.	26,700	887,775

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—(CONT.)
INVESTMENT BANKING & BROKERAGE—0.7%
Apollo Global Management LLC.	20,100	$639,180
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,085,852)		1,526,955

REAL ESTATE INVESTMENT TRUST—1.8%
NOT A REIT OR REIT NEEDS ADDED—0.6%
Health Care REIT, Inc.	8,900	530,440

MORTGAGE—0.3%
Two Harbors Investment Corp.	29,600	303,400

RETAIL—0.5%
Simon Property Group, Inc.	2,600	426,400

SPECIALIZED—0.4%
Plum Creek Timber Co., Inc.	10,000	420,400
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,838,132)		1,680,640

	PRINCIPAL AMOUNT
CORPORATE BONDS—28.5%
AGRICULTURAL PRODUCTS—1.3%
Cargill, Inc., 7.35%, 3/6/2019*(L2)(a)	1,000,000	1,210,164

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc., 5.50%, 2/22/2016*(L2)	1,250,000	1,365,808

COMPUTER HARDWARE—4.1%
Dell, Inc., 3.10%, 4/1/2016*(L2)	1,750,000	1,785,000
Hewlett-Packard Co., 4.38%, 9/15/2021*(L2)	2,000,000	2,095,216
		3,880,216
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
John Deere Capital Corp., 2.75%, 3/15/2022*(L2)	1,750,000	1,707,192

DIVERSIFIED BANKS—2.4%
Wachovia Corp., 5.75%, 2/1/2018*(L2)	2,000,000	2,291,968

HEALTH CARE EQUIPMENT—2.1%
Baxter International, Inc., 3.20%, 6/15/2023*(L2)	2,000,000	1,954,720

INDUSTRIAL CONGLOMERATES—2.5%
General Electric Capital Corp., 6.00%, 8/7/2019*(L2)	2,000,000	2,350,656

INTEGRATED OIL & GAS—2.3%
Total Capital SA, 4.45%, 6/24/2020*(L2)	2,000,000	2,202,072

INTEGRATED TELECOMMUNICATION SERVICES—3.1%
AT&T, Inc., 2.63%, 12/1/2022*(L2)	1,500,000	1,397,349
Verizon Communications, Inc., 6.35%, 4/1/2019*(L2)	1,300,000	1,535,197
		2,932,546
INVESTMENT BANKING & BROKERAGE—1.8%
The Goldman Sachs Group, Inc., 5.75%, 1/24/2022*(L2)	1,500,000	1,703,595

IT CONSULTING & OTHER SERVICES—1.5%
International Business Machines Corp., 1.88%, 8/1/2022*(L2)	1,525,000	1,379,388

OTHER DIVERSIFIED FINANCIAL SERVICES—2.3%
JPMorgan Chase & Co., 4.35%, 8/15/2021*(L2)	2,000,000	2,147,182

PACKAGED FOODS & MEATS—1.9%
Campbell Soup Co., 2.50%, 8/2/2022*(L2)	2,000,000	1,822,572
TOTAL CORPORATE BONDS (Cost $27,187,629)		26,948,079

	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS—5.3%
4.75%, 5/15/14	2,052,000	$2,063,744
4.25%, 11/15/14	1,900,000	1,949,058
4.50%, 2/15/16	940,000	1,012,740
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,980,494)		5,025,542

Total Investments (Cost $83,303,964)(b)	98.5%	93,151,905
Other Assets in Excess of Liabilities	1.5%	1,400,920
NET ASSETS	100.0%	$94,552,825

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.3% of the net assets of the Portfolio.

(b)

At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $83,252,075, amounted to $9,899,830 which consisted of aggregate gross unrealized appreciation of $10,794,999 and aggregate gross unrealized depreciation of $895,169.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares, each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities also may include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(c) Lending of Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets, as defined in its prospectuses. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolios are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  Based  upon  the  nature,  characteristics,  and  risks associated  with  their  investments  as  of  March 31,  2014,  the  Portfolios  have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$95,033,900	$95,015,367	—	$18,533
Consumer Staples	27,549,794	27,549,794	—	—
Energy	21,080,081	21,080,081	—	—
Financials	27,126,972	27,126,972	—	—
Health Care	81,147,281	81,147,281	—	—
Industrials	44,241,147	44,241,147	—	—
Information Technology	134,301,331	134,301,331	—	—
Materials	18,162,238	18,162,238	—	—
Telecommunication Services	11,037,841	11,037,841	—	—
TOTAL COMMON STOCKS	$459,680,585	$459,662,052	—	$18,533

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$6,726,202	$6,726,202	—	—
PREFERRED STOCKS
Consumer Discretionary	159,814	—	—	159,814
Health Care	676,595	—	676,595	—
TOTAL PREFERRED STOCKS	$836,409	—	$676,595	$159,814
TOTAL INVESTMENTS IN SECURITIES	$467,243,196	$466,388,254	$676,595	$178,347

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	56,379,661	56,367,269	—	12,392
Consumer Staples	13,967,390	13,967,390	—	—
Energy	15,316,380	15,316,380	—	—
Financials	14,262,629	14,262,629	—	—
Health Care	57,352,745	57,352,745	—	—
Industrials	32,090,188	32,090,188	—	—
Information Technology	98,513,789	98,513,789	—	—
Materials	7,553,070	7,553,070	—	—
Telecommunication Services	3,772,301	3,772,301	—	—
TOTAL COMMON STOCKS	$299,208,153	$299,195,761	—	$12,392
MASTER LIMITED PARTNERSHIP
Financials	7,465,850	7,465,850	—	—
PREFERRED STOCKS
Consumer Discretionary	106,861	—	—	106,861
Health Care	441,864	—	441,864	—
TOTAL PREFERRED STOCKS	$548,725	—	$441,864	$106,861
TOTAL INVESTMENTS IN SECURITIES	$307,222,728	$306,661,611	$441,864	$119,253

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	46,968,772	46,962,490	—	6,282
Consumer Staples	8,039,418	8,039,418	—	—
Energy	9,398,824	9,398,824	—	—
Financials	9,480,837	9,480,837	—	—
Health Care	23,537,682	23,537,682	—	—
Industrials	21,336,087	21,336,087	—	—
Information Technology	32,248,748	32,248,748	—	—
Materials	8,514,701	8,514,701	—	—
TOTAL COMMON STOCKS	$159,525,069	$159,518,787	—	$6,282
MASTER LIMITED PARTNERSHIP
Financials	1,862,420	1,862,420	—	—
PREFERRED STOCKS
Consumer Discretionary	54,176	—	—	54,176
Health Care	233,661	—	233,661	—
TOTAL PREFERRED STOCKS	$287,837	—	$233,661	$54,176
PURCHASED OPTIONS
Energy	28,976	23,360	5,616	—
TOTAL INVESTMENTS IN SECURITIES	$161,704,302	$161,404,567	$239,277	$60,458

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$641,926	$307,132	$334,794	—
Financials	5,280	—	5,280	—
TOTAL OPTIONS WRITTEN	$647,206	$307,132	$340,074	—

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	12,797,225	12,797,225	—	—
Consumer Staples	1,888,214	1,888,214	—	—
Energy	3,612,722	3,612,722	—	—
Financials	3,878,923	3,878,923	—	—
Health Care	13,010,447	13,010,447	—	—
Industrials	14,021,119	14,021,119	—	—
Information Technology	16,516,834	16,516,834	—	—
Materials	6,220,703	6,220,703	—	—
Telecommunication Services	391,896	391,896	—	—
TOTAL COMMON STOCKS	$72,338,083	$72,338,083	—	—
MASTER LIMITED PARTNERSHIP
Financials	434,099	434,099	—	—
PREFERRED STOCKS
Health Care	107,859	—	107,859	—
REAL ESTATE INVESTMENT TRUST
Financials	1,103,266	1,103,266	—	—
TOTAL INVESTMENTS IN SECURITIES	$73,983,307	$73,875,448	$107,859	—

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	76,946,057	76,946,057	—	—
Consumer Staples	17,513,349	17,513,349	—	—
Energy	24,600,297	24,600,297	—	—
Financials	20,436,149	20,436,149	—	—
Health Care	105,598,938	105,598,938	—	—
Industrials	84,078,727	84,078,727	—	—
Information Technology	117,708,647	117,708,647	—	—
Materials	27,699,195	27,699,195	—	—
Telecommunication Services	3,719,991	3,719,991	—	—
TOTAL COMMON STOCKS	$478,301,350	$478,301,350	—	—
MASTER LIMITED PARTNERSHIP
Financials	2,495,280	2,495,280	—	—
PREFERRED STOCKS
Health Care	731,852	—	731,852	—
REAL ESTATE INVESTMENT TRUST
Financials	8,695,654	8,695,654	—	—
RIGHTS
Health Care	73,232	—	73,232	—
TOTAL INVESTMENTS IN SECURITIES	$490,297,368	$489,492,284	$805,084	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,652,879	$4,651,501	—	$1,378
Consumer Staples	3,956,532	3,956,532	—	—
Energy	3,516,544	3,516,544	—	—
Financials	3,845,922	3,845,922	—	—
Health Care	4,348,646	4,348,646	—	—
Industrials	4,164,111	4,164,111	—	—
Information Technology	6,447,719	6,447,719	—	—
Materials	686,163	686,163	—	—
Telecommunication Services	1,130,790	1,130,790	—	—
Utilities	318,565	318,565	—	—
TOTAL COMMON STOCKS	$33,067,871	$33,066,493	—	$1,378
MASTER LIMITED PARTNERSHIP
Financials	867,920	867,920	—	—
PREFERRED STOCKS
Consumer Discretionary	11,890	—	—	11,890
REAL ESTATE INVESTMENT TRUST
Financials	1,001,968	1,001,968	—	—
TOTAL INVESTMENTS IN SECURITIES	$34,949,649	$34,936,381	—	$13,268

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	8,140,137	8,140,137	—	—
Consumer Staples	6,925,641	6,925,641	—	—
Energy	6,098,253	6,098,253	—	—
Financials	6,465,729	6,465,729	—	—
Health Care	7,624,127	7,624,127	—	—
Industrials	7,398,423	7,398,423	—	—
Information Technology	11,439,082	11,439,082	—	—
Materials	1,204,999	1,204,999	—	—
Telecommunication Services	2,063,532	2,063,532	—	—
Utilities	610,766	610,766	—	—
TOTAL COMMON STOCKS	$57,970,689	$57,970,689	—	—
CORPORATE BONDS
Consumer Staples	3,032,736	—	3,032,736	—
Energy	2,202,072	—	2,202,072	—
Financials	6,142,745	—	6,142,745	—
Health Care	1,954,720	—	1,954,720	—
Industrials	4,057,848	—	4,057,848	—
Information Technology	6,625,412	—	6,625,412	—
Telecommunication Services	2,932,546	—	2,932,546	—
TOTAL CORPORATE BONDS	$26,948,079	—	$26,948,079	—
MASTER LIMITED PARTNERSHIP
Financials	1,526,955	1,526,955	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,680,640	1,680,640	—	—
U.S. TREASURY OBLIGATIONS
U.S. Government & Agency	5,025,542	5,025,542	—	—
TOTAL INVESTMENTS IN SECURITIES	$93,151,905	$66,203,826	$26,948,079	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	11,815
Purchases, issuances, sales, and settlements
Purchases	6,718
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2014	18,533
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2014	$11,815

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$153,177
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	6,637
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2014	159,814
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2014	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	7,900
Purchases, issuances, sales, and settlements
Purchases	4,492
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2014	12,392
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2014	$7,900

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$102,423
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	4,438
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2014	106,861
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2014	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	4,005
Purchases, issuances, sales, and settlements
Purchases	2,277
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2014	6,282
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2014	$4,005

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$51,926
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	2,250
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2014	54,176
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2014	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Common Stocks
Opening balance at January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	879
Purchases, issuances, sales, and settlements
Purchases	499
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2014	1,378
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2014	$879

Alger Growth & Income Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$11,396
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	494
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2014	11,890
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2014	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of December 31, 2013. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value March31, 2014	Valuation Methodology	Unobservable Input	Range
Alger Capital Appreciation Portfolio
Common Stocks	$18,533	Market Approach	Revenue Multiple	1.6x to 3.1x
Preferred Stocks	159,814		EBITDA Multiple	13.1x to 15.1
Alger Large Cap Growth Portfolio
Common Stocks	$12,392	Market Approach	Revenue Multiple	1.6x to 3.1x
Preferred Stocks	106,861		EBITDA Multiple	13.1x to 15.1
Alger Mid Cap Growth Portfolio
Common Stocks	$6,282	Market Approach	Revenue Multiple	1.6x to 3.1x
Preferred Stocks	54,176		EBITDA Multiple	13.1x to 15.1
Alger Growth & Income Portfolio
Common Stocks	$1,378	Market Approach	Revenue Multiple	1.6x to 3.1x
Preferred Stocks	11,890		EBITDA Multiple	13.1x to 15.1

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On March 31, 2014 there were no transfers of securities between Level 1 and Level 2.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of March 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$13,766,780	$13,766,780	—	—
Alger Large Cap Growth Portfolio	1,824,479	1,824,479	—	—
Alger Mid Cap Growth Portfolio	2,659,894	2,659,894	—	—
Alger SMid Cap Growth Portfolio	1,518,280	1,518,280	—	—
Alger Small Cap Growth Portfolio	8,146,722	8,146,722	—	—
Alger Growth & Income Portfolio	80,382	80,382	—	—
Alger Balanced Portfolio	962,879	962,879	—	—
Total	$28,959,416	$28,959,416	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign-currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Portfolios purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the year ended March 31, 2014, written equity and index put options were used in accordance with this objective.

The Portfolios’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

The fair values of derivative instruments as of March 31, 2014 are as follows:

Alger Mid Cap Growth Portfolio	ASSET DERIVATIVES 2014		LIABILITY DERIVATIVES 2014
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$28,976		––
Purchased Call Options	Investments in securities, at value	––		––
Written Put Options	––	––	Written options outstanding, at value	$338,231
Written Call Options	––	––	Written options outstanding, at value	308,975
Total	––	$28,976		$647,206

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the three months ended March 31, 2014, the Alger Mid Cap Growth Portfolio had option purchases of $2,366,842 and option sales of $3,386,482. The effect of derivative instruments on the statement of operations for the three months ended March 31, 2014 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Call Options	$448
Purchased Put Options	(233,065)
Written Call Options	116,638
Written Put Options	991,138
Total	$875,159

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(5,364)
Written Options	15,468
Total	$10,104

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/ Hal Liebes

Hal Liebes

President

Date: May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Hal Liebes

Hal Liebes

President

Date: May 21, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 21, 2014